N-2 - $ / shares		Aug. 18, 2024	Aug. 16, 2024	Jun. 30, 2024
Cover [Abstract]
Entity Central Index Key			0001280784
Amendment Flag			false
Document Type			424B3
Entity Registrant Name			Hercules Capital, Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]			Our investment objective is to maximize our portfolio total return by generating current income from our debt investments and capital appreciation from our warrant and equity-related investments.
Risk Factors [Table Text Block]
RISK FACTORS
The following disclosure supersedes and replaces the first paragraph of the risk factor titled “Stockholders may incur dilution if we sell shares of our common stock in one or more offerings at prices below the then-current NAV per share of our common stock or issue securities to subscribe to, convert to or purchase shares of our common stock.” on page
S-3
of the Amendment No. 1 to the prospectus supplement dated August 18, 2023:
The 1940 Act prohibits us from selling shares of our common stock at a price below the current NAV per share of such stock, with certain exceptions. One such exception is prior stockholder approval of issuances below NAV provided that our Board makes certain determinations. On August 15, 2024, we obtained authorization from our stockholders to issue common stock at a price below our then-current NAV per share for a twelve-month period expiring on August 15, 2025. We may seek to obtain this authorization again in the future. Our stockholders have previously approved a proposal to authorize us to issue securities to subscribe to, convert to, or purchase shares of our common stock in one or more offerings. Even though we have obtained authorization from our stockholders to issue common stock at a price below our then-current NAV, we cannot predict whether we will make any
Below-NAV
Sales under the prospectus supplement, as supplemented by this amendment. Any decision to sell shares of our common stock below the then-current NAV per share of our common stock or securities to subscribe to, convert to, or purchase shares of our common stock would be subject to the determination by our Board that such issuance is in our and our stockholders’ best interests.

Share Price [Table Text Block]
The following disclosure supersedes and replaces the table on page
S-12
of Amendment No. 1 to the prospectus supplement dated August 18, 2023:

	Example 1	Example 2
Shares Of Our Common Stock Offered	25,000,000	25,000,000
Purchase Price	$10.00	$9.00
Discount to NAV(1)	12.5%	21.3%

(1)	Assumes NAV per share of $11.43, which was our NAV as of June 30, 2024 (the most recent date NAV was determined).

NAV Per Share				$ 11.43
RISK FACTORS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RISK FACTORS
The following disclosure supersedes and replaces the first paragraph of the risk factor titled “Stockholders may incur dilution if we sell shares of our common stock in one or more offerings at prices below the then-current NAV per share of our common stock or issue securities to subscribe to, convert to or purchase shares of our common stock.” on page
S-3
of the Amendment No. 1 to the prospectus supplement dated August 18, 2023:
The 1940 Act prohibits us from selling shares of our common stock at a price below the current NAV per share of such stock, with certain exceptions. One such exception is prior stockholder approval of issuances below NAV provided that our Board makes certain determinations. On August 15, 2024, we obtained authorization from our stockholders to issue common stock at a price below our then-current NAV per share for a twelve-month period expiring on August 15, 2025. We may seek to obtain this authorization again in the future. Our stockholders have previously approved a proposal to authorize us to issue securities to subscribe to, convert to, or purchase shares of our common stock in one or more offerings. Even though we have obtained authorization from our stockholders to issue common stock at a price below our then-current NAV, we cannot predict whether we will make any
Below-NAV
Sales under the prospectus supplement, as supplemented by this amendment. Any decision to sell shares of our common stock below the then-current NAV per share of our common stock or securities to subscribe to, convert to, or purchase shares of our common stock would be subject to the determination by our Board that such issuance is in our and our stockholders’ best interests.

Example 1 [Member]
General Description of Registrant [Abstract]
Share Price		$ 10
Latest Premium (Discount) to NAV [Percent]	[1]	12.50%
Example 2 [Member]
General Description of Registrant [Abstract]
Share Price		$ 9
Latest Premium (Discount) to NAV [Percent]	[1]	21.30%

[1]	Assumes NAV per share of $11.43, which was our NAV as of June 30, 2024 (the most recent date NAV was determined).